Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jan. 14, 2025	Jan. 08, 2025
Over-Allotment Option [Member]
Subsequent Events [Line Items]
Additional gross proceeds	$ 1,230,000
Over-Allotment Option [Member] | ADS [member]
Subsequent Events [Line Items]
Purchase of additional shares (in Shares)		307,500
IPO [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds in IPO		$ 9,430,000